Cover	Nov. 03, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 03, 2023
FileNumber	333-225433
RegistrantName	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
incorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
City Area Code	702
Local Phone Number	509-1747
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Entity Emerging Growth Company	true
ExTransitionPeriod	false